CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Total assets:
Cash	¥ 317,000,000.0	$ 47,300,000	¥ 343,998,570
Total current assets	445,617,041	66,532,628	488,505,185
Non-current assets
Investment in unconsolidated entity			27,931,795
Total Assets	490,242,084	73,195,349	566,516,660
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	3,533,918	527,630	9,862,762
Total Current Liabilities	52,878,284	7,894,966	76,462,604
Total Liabilities	77,357,323	11,549,796	279,001,194
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	496,038,696	74,060,807	479,490,763
Accumulated deficit	(111,273,525)	(16,613,637)	(206,860,320)
Accumulated other comprehensive income (loss)	11,307,461	1,688,255	1,974,836
Total shareholders' equity	420,631,729	62,802,209	295,095,034
Total Liabilities and Equity	490,242,084	73,195,349	566,516,660
Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	18,001,670	2,687,730	16,340,826
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	2,408,498	359,600
RECON TECHNOLOGY, LTD
Total assets:
Cash	296,838,959	44,319,391	325,116,815	$ 48,541,402	¥ 22,238,980	¥ 1,108,595
Due from intercompanies	205,224,961	30,641,009	142,741,114
Other current assets	20,364,424	3,040,500	52,136,194
Total current assets	522,428,344	78,000,900	519,994,123
Non-current assets
Investment in subsidiaries and VIEs	(77,566,835)	(11,581,077)	(49,551,884)
Investment in unconsolidated entity			27,931,795
Total Assets	444,861,509	66,419,823	498,374,034
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	7,552,452	1,127,615	12,643,150
Total Current Liabilities	7,552,452	1,127,615	12,643,150
Warrant liability	16,677,328	2,490,000	190,635,850
Total Liabilities	24,229,780	3,617,615	203,279,000
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	496,038,696	74,060,807	479,490,763
Accumulated deficit	(107,124,596)	(15,994,184)	(202,711,391)
Accumulated other comprehensive income (loss)	11,307,461	1,688,255	1,974,836
Total shareholders' equity	420,631,729	62,802,208	295,095,034
Total Liabilities and Equity	444,861,509	66,419,823	498,374,034
RECON TECHNOLOGY, LTD | Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	18,001,670	2,687,730	¥ 16,340,826
RECON TECHNOLOGY, LTD | Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	¥ 2,408,498	$ 359,600